Cost Method Investments (Tables)	12 Months Ended
Dec. 31, 2022
Cost Method Investments [Abstract]
Schedule of cost method investments
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	USD
19.0% Investment (1 company in the sales of semiconductor products and related accessories areas)	—	1,460,484	209,701
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	6,461,247
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	157,942
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	86,150
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	86,150
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	51,000,000	51,600,000	7,408,896
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	28,717
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,206,099
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	172,300
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	559,975
2.55% Investment (1 company in the AR, VR and 3D animation areas)	—	13,929,200	2,000,000
2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	1,200,000	172,300
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	1,450,000	41,450,000	5,951,526
Total	114,650,000	170,639,684	24,501,003